Long-Term Debt - Summary of Debt (Q3) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 01, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal debt		$ 390,413,000	$ 726,088,000	$ 457,897,000
Deferred financing costs on long-term debt		(3,558,000)	(1,054,000)	(970,000)
Discount on long-term debt		(1,787,000)	(26,702,000)	(18,164,000)
Total debt		385,068,000	698,332,000	438,763,000
Less current maturities		6,279,000	7,294,000	4,632,000
Long-term portion		378,789,000	691,038,000	434,131,000
Term loan
Debt Instrument [Line Items]
Total debt			409,800,000
Revolving loans
Debt Instrument [Line Items]
Total debt			0
New Term Loan | Term loan
Debt Instrument [Line Items]
Principal debt		$ 350,000,000	0
Principal payment as a percentage of original principal balance		0.25%
New Term Loan | Base Rate Or London Interbank Offered Rate (LIBOR) | Term loan
Debt Instrument [Line Items]
Basis spread		3.25%
Effective interest rate		3.75%
New Revolver | Revolving loans
Debt Instrument [Line Items]
Principal debt		$ 35,000,000	0
Basis spread		3.25%
Effective interest rate		3.33%
Term Notes | Term loan
Debt Instrument [Line Items]
Principal debt			$ 720,964,000	$ 453,065,000
Effective interest rate			5.65%	7.30%
Principal payment as a percentage of original principal balance			0.25%	0.25%
Term Notes | Base Rate Or London Interbank Offered Rate (LIBOR) | Term loan
Debt Instrument [Line Items]
Basis spread			4.50%
Term notes | Term Notes
Debt Instrument [Line Items]
Principal debt		$ 0	$ 720,964,000
Effective interest rate			5.65%
Principal payment as a percentage of original principal balance		0.25%
Term notes | Term Notes | Base Rate Or London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread	5.50%
Asset purchase agreement | Asset purchase agreement
Debt Instrument [Line Items]
Principal debt		$ 0	$ 15,000	$ 105,000
Effective interest rate			10.00%	10.00%
Interest rate			0.00%	0.00%
Subordinated unsecured promissory note | Subordinated Unsecured Promissory Note, Service Nation, Inc
Debt Instrument [Line Items]
Principal debt		$ 2,805,000	$ 2,633,000	$ 2,419,000
Interest rate		8.50%		8.50%
Subordinated unsecured promissory note | Subordinated Unsecured Promissory Note, Technique Fitness, Inc
Debt Instrument [Line Items]
Principal debt		$ 2,608,000	$ 2,476,000	$ 2,308,000
Interest rate		7.00%		7.00%